Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 42,221	$ 98,250
Trade accounts receivable, net	2,770	3,298
Related party receivables	449	0
Other receivables	3,430	943
Inventories	13,243	1,729
Voyages in progress	1,322	0
Prepaid expenses and accrued income	844	521
Total current assets	64,279	104,741
Long term assets
Restricted cash	18,923	15,000
Vessels, net	852,665	262,747
Newbuildings	323,340	26,706
Deferred charges	3,533	664
Total assets	1,262,740	409,858
Current liabilities
Current portion of long-term debt	19,812	0
Related party payables	2,555	0
Trade accounts payable	4,937	1,430
Accrued expenses	4,190	2,364
Deferred charter revenue	3,285	3,623
Total current liabilities	34,779	7,417
Long-term liabilities
Long-term debt	343,688	95,000
Total liabilities	378,467	102,417
Commitments and contingencies
Equity
Share capital (80,121,550 shares outstanding, par value $0.01, 2013: 30,472,061)	801	305
Additional paid in capital	772,863	183,535
Contributed capital surplus	111,614	131,520
Retained deficit	(1,005)	(7,919)
Total equity	884,273	307,441
Total liabilities and equity	$ 1,262,740	$ 409,858